Schedule of Post Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Post Retirement Benefit Plans (Tables):
Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss)

     The following table provides further information about the plan:

	Post-Retirement Benefits
	2013	2012

Change in benefit obligation
Benefit obligation at beginning of year	$7,421	$4,572
Service cost	138	91
Interest cost	292	351
Plan participants’ contribution	77	(81)
Expected benefits paid	(343)	(128)
Actuarial (gain) loss	(5,220)	2,616
Amendments	(52)	-
Benefit obligation at end of year	$2,313	$7,421
Change in fair value of assets
Fair value of plans assets at beginning of year	$-	$-
Employer contribution	77	(209)
Plan participants' contributions	266	(105)
Benefits paid	(343)	(314)
Fair value of plan assets at end of year	$-	$-
Reconciliation of funded status to benefit costs recognized
Projected benefit obligation, end of year	$(2,313)	$(7,421)
Fair value of assets, end of year	-	-
Funded status, end of year	(2,313)	(7,421)
Unrecognized prior service cost	(52)	-
Unrecognized net loss/(gain)	(2,490)	2,920
Prepaid/(accrued) benefit cost	(4,855)	(4,501)

Schedule of Defined Benefit Plans Disclosures

 Amounts recognized in accumulated other comprehensive income not yet recognized as components of net periodic benefit cost consist of:

	2013	2012
Unrecognized net actuarial gain/loss	$2,490	$2,920
Unrecognized prior service cost	52	-
	$2,542	$2,920

Amounts recognized in statement of financial position are as follows:

	2013	2012
Current Liability	$183	$266
Noncurrent liability	4,672	4,235
Total	$4,855	$4,501

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year

     A reconciliation of other comprehensive income is as follows:

	Post-Retirement Benefits
	2013	2012	2011
Accumulated other comprehensive income beginning of year	$2,920	$305	$(2,849)
Less: loss/(gain) recognized in current year	(190)	-	205
Plus: loss/(gain) incurred in current year	(136)	2,615	-
Plus: prior service cost established in current year	(52)	-	-
Other comprehensive income/(loss)	(378)	2,615	2,950
Ending balance (before tax effects)	$2,542	$2,920	$305
	Post-Retirement Benefits
Components of net periodic benefit cost:	2013	2012	2011

Service cost	$138	$91	$24
Interest cost	292	351	139
Recognized net actuarial (gain) loss	190	-	(205)
Net periodic benefit cost (income)	$620	$442	$(42)

Schedule of Assumptions Used

The estimated net gain for the defined benefits postretirement plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $188.

	Post-Retirement Benefits
Weighted-average assumption used to determine benefit obligation:	2013	2012
Discount rate	5%	4%
Rate of compensation increase	NA	NA

	Post-Retirement Benefits
Weighted-average assumptions used to determine benefit costs:	2013	2012
Discount rate	4%	8%

Schedule of Health Care Cost Trend Rates
Health care trend rate	2013	2012
Initial
Pre-65	11%	11%
Post-65	7.50%	8%
Ultimate (pre and post-65	5.00%	5%
Years to ultimate
Pre-65	6	6
Post-65	5	6

Schedule of Expected Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid, net of participant contributions:

FYE	Company Benefits
2014	$ 183
2015	167
2016	178
2017	169
2018	191
2019-2025	935
$ 1,823

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.  A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-Percentage-Point Increase	1-Percentage-Point Decrease
Effect on total of service and interest cost	$ 29	$ (16)
Effect on postretirement benefit obligation	212	(109)